SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
Share-based payment arrangements [Abstract]
SHARE-BASED COMPENSATION
NOTE 29 - SHARE-BASED COMPENSATION
Description of the plans
Performance-Based Restricted Stock Units Award Agreements (equity-settled)
The Company has periodically granted Performance Stock Units (PSUs) to selected employees and to the CEO. These units vest after three years from the grant date if the following conditions are met:
•A vesting condition under which the beneficiaries must be continuously employed by or at the service of the Company through the end of the vesting period; and
•A performance condition, contingent on the TSR performance of Constellium shares over the vesting period compared to the TSR of specified indices. PSUs will ultimately vest based on a vesting multiplier which ranges from 0% to 200%.
The PSUs granted in July 2017 achieved a TSR performance of 186.8%. These PSUs vested in July 2020 and 1,458,985 shares were granted to beneficiaries.
The PSUs granted in May 2018 achieved a TSR performance of 182.9%. These PSUs vested in May 2021 and 1,161,718 shares were granted to beneficiaries.
In May 2021, the Company granted Performance Stock Units (PSUs) to selected employees and to the CEO. The following table lists the inputs to the valuation model used for the PSUs granted in 2021 and 2020:

	May 2021 PSUs	April 2020 PSUs
Fair value at grant date (in euros)	21.84	6.65
Share price at grant date (in euros)	13.90	4.64
Dividend yield	—	—
Expected volatility (A)	71%	63%
Risk-free interest rate (US government bond yield)	0.31%	0.36%
Model used	Monte Carlo	Monte Carlo
(A)Volatilities for the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.
Restricted Stock Units Award Agreements (equity-settled)
During the year ended December 31, 2021, the Company granted Restricted Stock Units (RSUs) to a certain number of employees and to the CEO subject to the beneficiaries remaining continuously employed within or at the service of the Group from the grant date through the end of the vesting period. The vesting period is three years. The fair value of the RSUs awarded is €13.90, being the quoted market price at grant date.
Equity Awards Plans (equity-settled)
In 2019, our non-executive Company Board members were granted two RSU awards. These RSUs vest in equal installments on the earlier of (i) the first anniversary or (ii) the date of the annual general meeting of shareholders of that year, and on the earlier of (i) the second anniversary or (ii) the date of the annual general meeting of shareholders of that year, subject to continued service. The fair value of RSUs awarded under the plan was the quoted market price at grant date.
In 2021 and 2020, no RSU awards were granted to our non-executive Company Board members.
Expense recognized during the year
In accordance with IFRS 2, share-based compensation is recognized as an expense over the vesting period. The estimate of this expense is based upon the fair value of a potential ordinary share at the grant date. The total expense related to the potential ordinary shares for the year ended December 31, 2021, 2020 and 2019 amounted to €15 million, €15 million and €16 million, respectively.
Movement of potential shares

	Performance-Based RSU		Restricted Stock Units		Equity Award Plans
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2020	2,519,294	€12.11	2,066,503	€8.08	79,526	€8.71
Granted	1,049,839	€6.65	910,047	€4.64		€—
Over-performance	677,944	€11.52	—	€—		€—
Vested	(1,458,985)	€11.52	(589,655)	€7.50	(46,614)	€8.94
Forfeited	(193,765)	€10.94	(154,984)	€7.37		€—
At December 31, 2020	2,594,327	€10.17	2,231,911	€6.88	32,912	€8.39
Granted (A)	614,555	€21.84	534,499	€13.90	—	€—
Over-performance (B)	526,551	€15.31	—	€—	—	€—
Vested	(1,161,718)	€15.31	(520,064)	€10.27	(32,912)	€8.39
Forfeited (C)	(47,188)	€10.29	(97,347)	€7.17	—	€—
At December 31, 2021	2,526,527	€11.71	2,148,999	€7.79	—	€—
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)For potential shares related to PSUs, 47,188 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.
Antidilutive potential ordinary shares
For the year ended December 31, 2020, there were 6,402,289 potential ordinary shares that could have had a dilutive impact but were considered antidilutive due to negative earnings.